Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 5,230,000	$ 5,000,000	$ 10,230,000
Aley
Total		70,000	70,000
Florence Copper
Total	140,000	140,000	280,000
Gibraltar
Total	5,030,000	1,340,000	6,370,000
Taseko
Total		3,000,000	3,000,000
Yellowhead
Total	$ 60,000	$ 450,000	$ 510,000